COMMITMENTS	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
COMMITMENTS

Note 9 — Commitments and Contingencies

Legal Proceedings

The Company is party to ordinary and routine litigation incidental to our business. On a case-by-case basis, the Company engages inside and outside counsel to assess the probability of potential liability resulting from such litigation. After making such assessments, the Company makes an accrual for the estimated loss only when the loss is probable, and an amount can be reasonably estimated.

As of March 31, 2021, the Company does not expect the outcome of any pending litigation to have a material effect on the Condensed Consolidated Balance Sheets, Condensed Consolidated Statements of Operations, or Condensed Consolidated Statements of Cash Flows.

Note 8 — Commitments and Contingencies

Operating Leases

Future minimum operating lease payments as of December 31, 2020 are as follows (in thousands):

Year Ending December 31,	Minimum Lease Commitment
2021	$712
2022	766
2023	763
2024	762
2025	762
Thereafter	1,708

Total	$5,473

For the year ended December 31, 2020, rent expense amounted to $0.6 million, of which $0.5 million and $0.1 million are included within research and development expenses and general and administrative expenses, respectively, in the Consolidated Statements of Operations. For the year ended December 31, 2019, rent expense amounted to $0.8 million, of which $0.7 million and $0.1 million are included within research and development expenses and general and administrative expenses, respectively, in the Consolidated Statements of Operations. Deferred rent of $0.8 million and $0.4 million, respectively, are included in accrued liabilities as of December 31, 2020 and 2019.

On March 24, 2020, the City of Alameda, CA, located in Alameda County, issued an eviction moratorium (“Alameda Moratorium”). The Alameda Moratorium allows tenants up to 12 months to repay rent that became overdue between March 24, 2020 and 30 days after the end of the local public health emergency, and Landlords cannot charge late fees or take punitive action during this period. This deferral began in April 2020 for all rent payments to the Company’s properties located in the City of Alameda. The Company expects to remit payment to the City of Alameda for all rent deferred in 2021. The amount of the payments deferred into 2021 amounted to $0.4 million.

Legal Proceedings

The Company is party to ordinary and routine litigation incidental to our business. On a case-by-case basis, the Company engages inside and outside counsel to assess the probability of potential liability resulting from such litigation. After making such assessments, the Company makes an accrual for the estimated loss only when the loss is reasonably probable, and an amount can be reasonably estimated.

On August 19, 2020, Atmospheric Space Technology Research Associates, L.L.C. (“Atmospheric”) filed a complaint against the Company alleging claims for federal unfair competition, federal trademark infringement, California unfair competition, and California common law trademark infringement in the United States District Court for the Northern District of California (the “Complaint”). The Complaint alleged that Atmospheric holds common law rights since 2007 in the ASTRA mark and asserts Atmospheric’s ownership of four United States ASTRA word and design registrations issued in connection with various goods and services, including atmospheric monitoring system hardware and satellites as well as data collection and analysis services in the aerospace field, satellite launching services, custom manufacturing of various satellite components, and related aerospace engineering and design services (the “Atmospheric Registrations”). The Complaint requested an injunction against use of the ASTRA trademark, corrective advertising, and actual and compensatory damages. On December 7, 2020, the Company filed its Answer to the Complaint along with counterclaims for cancellation of one or more of the ASTRA Registrations owned by Atmospheric based on lack of use at the time of the initial filing of the applications. The parties served their initial disclosures on December 31, 2020 and have subsequently served discovery requests on one another. On January 7, 2021, the parties appeared before the court for their case management conference. On January 22, 2021, the judge referred the parties, at their joint request, to one of the court’s magistrate judges for a settlement conference. On January 31, 2021, the Company and Atmospheric entered into a settlement agreement (“Settlement Agreement”) in the amount of $4.25 million to be remitted in February. The Settlement Agreement further stated that by no later than one calendar year from January 31, 2021, Atmospheric will forever cease use of the marks under the ASTRA Registrations, including in connection with any advertising, website displays, or search engine optimization activities and/or in connection with any product, service or related offerings. The Settlement Agreement further requires Atmospheric to transfer ownership of any domain names registered, owned, or controlled by Atmospheric that incorporate or consist of the term “ASTRA” or any similar term within one year of January 31, 2021. The Company recorded $1.05 million of the expected $4.25 million settlement as a legal accrual within the Consolidated Balance Sheets as of December 31, 2020 relating to the cost of past use and trademark infringement. The residual balance is expected to be recorded as an intangible trademark asset in 2021 upon settlement.

The Company does not expect the outcome of any other pending litigation to have a material effect on the Consolidated Balance Sheets, Consolidated Statements of Operations, or Consolidated Statements of Cash Flows.

Holicity Inc.
COMMITMENTS

Note 6—Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares), are entitled to registration rights pursuant to a registration rights agreement. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statement. The registration rights agreement does not provide for any maximum cash penalties nor any penalties connected with delays in registering the Company’s Class A common stock.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might results from the outcome of this uncertainty.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $6.0 million in the aggregate, upon the closing of the Initial Public Offering and the partial exercise of the Over-Allotment Option. In addition, $0.35 per unit, or approximately $10.5 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 7. COMMITMENTS

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares), are entitled to registration rights pursuant to a registration rights agreement. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statement. The registration rights agreement does not provide for any maximum cash penalties nor any penalties connected with delays in registering the Company’s Class A common stock.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $6.0 million in the aggregate, upon the closing of the Initial Public Offering and the partial exercise of the Over-Allotment Option. In addition, $0.35 per unit, or approximately $10.5 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might results from the outcome of this uncertainty.